Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Net sales	$ 255,400	$ 251,300	$ 251,500	$ 251,600	$ 245,600	$ 252,100	$ 252,400	$ 245,800	$ 1,009,793	$ 995,930	$ 984,497
Cost of sales									871,229	837,267	775,238
Gross profit	34,200	32,200	39,500	32,700	39,100	40,100	40,800	38,700	138,564	158,663	209,259
Operating expenses
Selling, general and administrative									(63,218)	(84,655)	(96,832)
Amortization of acquired intangible assets									(22,167)	(22,176)	(22,165)
Restructuring costs, net	(1,700)	(3,600)	(2,600)	(2,600)	(2,900)	(500)	(1,100)	(200)	(16,876)	(7,593)	(5,877)
Trademark impairment loss									(38,000)	(2,000)
Patent litigation costs					(1,400)				(158)	(2,200)
Antitrust litigation costs						(100)			(44)	(198)	(1,228)
Operating income (loss)									(1,899)	39,841	83,157
Other expense
Interest (expense) income, net									(50,454)	(51,453)	(54,765)
Miscellaneous, net									(8,589)	(3,623)	(6,188)
(Loss) income before income taxes									(60,942)	(15,235)	22,204
Income tax benefit (expense)									24,694	2,993	(7,577)
Net (loss) income before equity in earnings of subsidiaries									(36,248)	(12,242)	14,627
Net (loss) income									(36,248)	(12,242)	14,627
Comprehensive income (loss)									(71,040)	24,621	5,472
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									(166,566)	(125,055)	(121,109)
Cost of sales									(166,566)	(125,055)	(121,109)
Other expense
Equity (deficit) in earnings of subsidiaries									39,830	(8,674)	(61,812)
Net (loss) income									39,830	(8,674)	(61,812)
Comprehensive income (loss)									120,622	(82,641)	(67,375)
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
Selling, general and administrative											(3)
Operating income (loss)											(3)
Other expense
Interest (expense) income, net									4,878	36
Intercompany interest									2,017	66
Miscellaneous, net									(2,216)	(1)	1
(Loss) income before income taxes									4,679	101	(2)
Income tax benefit (expense)									(2,470)
Net (loss) income before equity in earnings of subsidiaries									2,209	101	(2)
Equity (deficit) in earnings of subsidiaries									(38,457)	(12,343)	14,629
Net (loss) income									(36,248)	(12,242)	14,627
Comprehensive income (loss)									(86,707)	23,406	27,298
Issuer UCI International [Member]
Operating expenses
Selling, general and administrative									(696)	(7,666)	(17,779)
Operating income (loss)									(696)	(7,666)	(17,779)
Other expense
Interest (expense) income, net									(55,398)	(54,441)	(54,708)
Intercompany interest									22,261	22,273	22,397
Miscellaneous, net									(60)
(Loss) income before income taxes									(33,893)	(39,834)	(50,090)
Income tax benefit (expense)									13,302	15,196	17,320
Net (loss) income before equity in earnings of subsidiaries									(20,591)	(24,638)	(32,770)
Equity (deficit) in earnings of subsidiaries									(17,866)	12,295	47,399
Net (loss) income									(38,457)	(12,343)	14,629
Comprehensive income (loss)									(68,494)	24,520	5,474
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									951,472	937,030	936,993
Cost of sales									845,516	797,514	747,501
Gross profit									105,956	139,516	189,492
Operating expenses
Selling, general and administrative									(54,392)	(67,628)	(69,861)
Amortization of acquired intangible assets									(21,237)	(21,237)	(21,246)
Restructuring costs, net									(16,762)	(6,498)	(2,477)
Trademark impairment loss									(38,000)	(2,000)
Patent litigation costs									(158)	(2,200)
Antitrust litigation costs									(44)	(198)	(1,228)
Operating income (loss)									(24,637)	39,755	94,680
Other expense
Interest (expense) income, net									(5)	(13)	(55)
Intercompany interest									(24,104)	(22,052)	(22,035)
Miscellaneous, net									(6,330)	(5,613)	(6,204)
(Loss) income before income taxes									(55,076)	12,077	66,386
Income tax benefit (expense)									20,717	(8,504)	(18,771)
Net (loss) income before equity in earnings of subsidiaries									(34,359)	3,573	47,615
Equity (deficit) in earnings of subsidiaries									16,493	8,722	(216)
Net (loss) income									(17,866)	12,295	47,399
Comprehensive income (loss)									(47,903)	49,158	38,244
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales									224,887	183,955	168,613
Cost of sales									192,279	164,808	148,846
Gross profit									32,608	19,147	19,767
Operating expenses
Selling, general and administrative									(8,130)	(9,361)	(9,189)
Amortization of acquired intangible assets									(930)	(939)	(919)
Restructuring costs, net									(114)	(1,095)	(3,400)
Operating income (loss)									23,434	7,752	6,259
Other expense
Interest (expense) income, net									71	2,965	(2)
Intercompany interest									(174)	(287)	(362)
Miscellaneous, net									17	1,991	15
(Loss) income before income taxes									23,348	12,421	5,910
Income tax benefit (expense)									(6,855)	(3,699)	(6,126)
Net (loss) income before equity in earnings of subsidiaries									16,493	8,722	(216)
Net (loss) income									16,493	8,722	(216)
Comprehensive income (loss)									$ 11,442	$ 10,178	$ 1,831